SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

In June 2021, the Company acquired the path-to-college business of Reigning Champs, LLC for total preliminary consideration of $200 million in cash. Considering the proximity of the closing of the acquisition, additional disclosures required under ASC Topic 805, Business Combinations, will be provided in the Company’s next quarterly interim financial statements.

The Company routinely enters into purchase or guarantee arrangements for event, media or other representation rights as well as for advancements for content production or overhead costs with various organizations. Subsequent to March 31, 2021, the Company has entered into certain new arrangements increasing its purchase/guarantee agreements by $1.3 billion, which will be due in 2021 through 2028.

On May 3, 2021, Endeavor Group Holdings, Inc. (“EGH”) closed an initial public offering (“IPO”) of 24,495,000 shares of Class A common stock at a public offering price of $24.00 per share, which included 3,195,000 shares of Class A common stock issued pursuant to the underwriters’ option to purchase additional shares of Class A common stock. This option to purchase additional shares of Class A common stock was closed on May 12, 2021.

Prior to the closing of the IPO, a series of reorganization transactions (the “Reorganization Transactions”) was completed:

•	EGH’s certificate of incorporation was amended and restated to, among other things, provide for the following common stock:

Class of Common Stock	Par Value	Votes	Economic Rights
Class A common stock	$0.00001	1	Yes
Class B common stock	$0.00001	None	Yes
Class C common stock	$0.00001	None	Yes
Class X common stock	$0.00001	1	None
Class Y common stock	$0.00001	20	None

Voting shares of EGH’s common stock will generally vote together as a single class on all matters submitted to a vote of our stockholders;

•	Endeavor Manager became the sole managing member of EOC and EGH became the sole managing member of Endeavor Manager;

•

Endeavor Manager issued to equityholders of certain management holding companies common interest units in Endeavor Manager along with paired shares of its Class X common stock as consideration for the acquisition of Endeavor Operating Company Units held by such management holding companies;

•

For certain pre-IPO investors, EGH issued shares of its Class A common stock, Class Y common stock and rights to receive payments under a tax receivable agreement and for certain other pre-IPO investors, EGH issued shares of its Class A common stock as consideration for the acquisition of Endeavor Operating Company Units held by such pre-IPO investors;

•

For holders of Endeavor Operating Company Units which remained outstanding following the IPO, EGH issued paired shares of its Class X common stock and, in certain instances, Class Y common stock, in each case equal to the number of Endeavor Operating Company Units held and in exchange for the payment of the aggregate par value of the Class X common stock and Class Y common stock received; and

•	Certain Endeavor Profits Units, Endeavor Full Catch-Up Profits Units and Endeavor Partial Catch-Up Profits Units remain outstanding.

Subsequent to the closing of the IPO, several new and current investors purchased in the aggregate 75,584,747 shares of Class A common stock at a price per share of $24.00 (the “Private Placement”). Of these shares, 57,378,497 were purchased from EGH and 18,206,250 were purchased from an existing investor. EGH is required to, within 60 days following the closing of the IPO, register these shares of Class A common stock on a Form S-1 registration statement. Net proceeds received by EGH from the IPO and the Private Placement, after deducting underwriting discounts and commissions but before deducting offering expenses was approximately $1,901.5 million.

Subsequent to the closing of the IPO and the Private Placement, through a series of transactions, EOC acquired the equity interests of the minority unitholders of Zuffa, which owns and operates the Ultimate Fighting Championship (the “UFC Buyout”). This resulted in EOC directly or indirectly owning 100% of the equity interests of Zuffa. In consideration of the minority unitholders’ equity interests of Zuffa, (a) EGH and its subsidiaries issued to certain of such unitholders shares of Class A common stock, Endeavor Operating Company Units, Endeavor Manager Units, shares of Class X common stock and/or shares of Class Y common stock, and (b) EGH used $835.7 million of the net proceeds from the IPO and the concurrent Private Placements to purchase Endeavor Operating Company Units (or equity interests of Zuffa) from certain of such holders. In addition, some of those minority unitholders sold their equity interests of EGH to the Private Placement Investors in the concurrent Private Placement.

Remaining net proceeds after the UFC Buyout were contributed to Endeavor Manager in exchange for Endeavor Manager Units. Endeavor Manager then in turn contributed such net proceeds to Endeavor Operating Company in exchange for Endeavor Operating Company Units.

Upon the IPO, the 2021 Incentive Award Plan became effective with an initial reserve of 21,700,000 shares of Class A common stock. In addition, the following significant equity-based compensation items occurred: (i) 9,400,353 restricted stock units and stock options of EGH were granted to certain directors, employees and other service providers under the 2021 Incentive Award Plan; (ii) modification of certain pre-IPO equity-based awards were made primarily to remove certain forfeiture and discretionary call terms; (iii) the third Zuffa equity value threshold was achieved under the Zuffa future incentive award and EGH granted 520,834 restricted stock units to our Chief Executive Officer (“CEO”); (iv) our CEO was granted 2,333,334 time-vested restricted stock units as well as a performance-based award with a metric based on the increase in our share price; and (v) our Executive Chairman was granted a performance-based award with a metric based on the increase in our share price. The Company is currently assessing the accounting treatment for these items and will record the necessary equity-based compensation charges in the three months ended June 30, 2021, which in the aggregate is expected to be material.

On June 17, 2021, the Company acquired additional common units in Learfield IMG College for $109.1 million, which increased our ownership in Learfield IMG College to approximately 42%. This investment will continue to be accounted for under the equity method of accounting

On June 29, 2021, the Company reduced its debt under its 2014 Credit Facilities and UFC Credit Facilities by $600 million, consisting of the repayment of (i) approximately $180 million first lien term loans under the UFC Credit Facilities, (ii) approximately $163 million under the Revolving Credit Facility of the 2014 Credit Facilities and (iii) approximately $257 million incremental term loans issued in May 2020 under the 2014 Credit Facilities, in addition to associated fees and expenses of approximately $28 million.

23. SUBSEQUENT EVENTS

Subsequent events were evaluated through March 31, 2021, the date the consolidated financial statements were originally issued, and April 20, 2021, as it relates to the Private Placement and the waiver received for the 2014 Credit Facility.

In February 2021, the Company signed a new franchise agreement and side letter (the “Franchise Agreements”) directly with the Writer’s Guild of America East and the Writer’s Guild of America West (collectively, the “WGA”). These Franchise Agreements include terms that, among other things, prohibit the Company from (a) negotiating packaging deals after June 30, 2022 and (b) having more than a 20% non-controlling ownership or other financial interest in, or being owned or affiliated with any individual or entity that has more than a 20% non-controlling ownership or other financial interest in, any entity or individual engaged in the production or distribution of works written by WGA members under a WGA collective bargaining agreement. The Franchise Agreements provide for a transition period for the Company to come into compliance with certain of its provisions. During the term of the Franchise Agreements, until the Company is in compliance, the Franchise Agreements require that the Company place into escrow (i) an amount equal to Endeavor Content’s after-tax gross profits from the production of works written by WGA members under a WGA collective bargaining agreement and (ii) an amount equal to the Company’s after tax writer commissions and package fees received in connection with such Endeavor Content productions.

During 2021, several new and current investors (the “Private Placement Investors”) entered into an agreement (the “Subscription Agreement”) with Endeavor Group Holdings, Inc. (“EGH”) to purchase shares of EGH Class A common stock in a private placement at a price per share equal to $24.00 for an aggregate purchase price of approximately $1.789 billion (the “Private Placement”). Additionally, EGH has the option to designate certain of the Private Placement Investors to purchase EGH Class A common stock directly from certain of the Company’s existing investors that sign a joinder to the Subscription Agreement with the number of shares being purchased from such existing investors reducing the number of shares of EGH Class A common stock purchased from EGH in the private placement. The Subscription Agreement also requires EGH to, within 60 days following the closing of EGH’s initial public offering, register their shares of EGH Class A common stock on a Form S-1 registration statement. The Private Placement is contingent upon, and is scheduled to close substantially concurrently with, the closing of the initial public offering of EGH (which entity would become a parent entity of the Company in connection with contemplated pre-IPO restructuring transactions) (the “EGH IPO”), as well as the satisfaction of certain conditions to closing.

In February 2021, the Company entered into an agreement with Silver Lake, affiliates of Kohlberg Kravis Roberts & Co. L.P. and certain other investors whereby the Company will acquire certain equity interests in Zuffa in exchange for cash and/or equity of the Company and/or its affiliates, resulting in the Company directly or indirectly owning 100% of the outstanding equity interests in Zuffa (the “UFC Buyout”). The UFC Buyout is contingent upon, and is scheduled to close substantially concurrently with, (i) the closing of (x) the EGH IPO and (y) the Private Placement, with aggregate minimum net cash proceeds from the EGH IPO and the Private Placement of at least $1.750 billion and (ii) certain other customary closing conditions, including certain regulatory approvals. The non-controlling interests in Zuffa will be eliminated as a result of the UFC Buyout.

In April 2021, the Company entered into an amendment to the 2014 Credit Facilities, among other things, to waive the Financial Covenant for the test periods ending June 30, 2021, September 30, 2021 and December 31, 2021. In addition, subject to completion of an initial public offering as defined in the credit agreement, the amendment will also extend the maturity date of the Revolving Credit Facility to May 18, 2024.

Parent Company [Member]
SUBSEQUENT EVENTS
4.	SUBSEQUENT EVENTS

On May 3, 2021, the Company closed an IPO of 24,495,000 shares of Class A common stock at a public offering price of $24.00 per share, which included 3,195,000 shares of Class A common stock issued pursuant to the underwriters’ option to purchase additional shares of Class A common stock. This option to purchase additional shares of Class A common stock closed on May 12, 2021.

Prior to the closing of the IPO, a series of reorganization transactions (the “Reorganization Transactions”) was completed:

•	The Company’s certificate of incorporation was amended and restated to, among other things, provide for the following common stock:

Class of Common Stock	Par Value	Votes	Economic Rights
Class A common stock	$0.00001	1	Yes
Class B common stock	$0.00001	None	Yes
Class C common stock	$0.00001	None	Yes
Class X common stock	$0.00001	1	None
Class Y common stock	$0.00001	20	None

Voting shares of our common stock will generally vote together as a single class on all matters submitted to a vote of our stockholders;

•	Endeavor Manager became the sole managing member of EOC and EGH became the sole managing member of Endeavor Manager;

•

Endeavor Manager issued to equityholders of certain management holding companies common interest units in Endeavor Manager along with paired shares of our Class X common stock as consideration for the acquisition of Endeavor Operating Company Units held by such management holding companies;

•

For certain pre-IPO investors, the Company issued shares of our Class A common stock, Class Y common stock and rights to receive payments under a tax receivable agreement and for certain other pre-IPO investors, the Company issued shares of our Class A common stock as consideration for the acquisition of Endeavor Operating Company Units held by such pre-IPO investors;

•

For holders of Endeavor Operating Company Units which remained outstanding following the IPO, the Company issued paired shares of our Class X common stock and, in certain instances, Class Y common stock, in each case equal to the number of Endeavor Operating Company Units held and in exchange for the payment of the aggregate par value of the Class X common stock and Class Y common stock received; and

•	Certain Endeavor Profits Units, Endeavor Full Catch-Up Profits Units and Endeavor Partial Catch-Up Profits Units remain outstanding.

Subsequent to the closing of the IPO, several new and current investors purchased in the aggregate 75,584,747 shares of Class A common stock at a price per share of $24.00 (the “Private Placement”). Of these shares, 57,378,497 were purchased from EGH and 18,206,250 were purchased from an existing investor. EGH is required to, within 60 days following the closing of the IPO, register these shares of Class A common stock on a Form S-1 registration statement. Net proceeds received by the Company from the IPO and the Private Placement, after deducting underwriting discounts and commissions but before deducting offering expenses was approximately $1,901.5 million.

Subsequent to the closing of the IPO and the Private Placement, through a series of transactions, the Company acquired the equity interests of the minority unitholders of Zuffa Parent, LLC (“Zuffa”), which owns and operates the Ultimate Fighting Championship (the “UFC Buyout”). This resulted in EOC directly or indirectly owning 100% of the equity interests of Zuffa. In consideration of the minority unitholders’ equity interests of Zuffa, (a) we issued to certain of such unitholders shares of Class A common stock, Endeavor Operating Company Units, Endeavor Manager Units, shares of Class X common stock and/or shares of Class Y common stock, and (b) we used $835.7 million of the net proceeds from the IPO and the concurrent Private Placements to purchase Endeavor Operating Company Units (or equity interests of Zuffa) from certain of such holders. In addition, some of those minority unitholders sold their equity interests of the Company to the Private Placement investors in the concurrent Private Placement.

Remaining net proceeds after the UFC Buyout were contributed to Endeavor Manager in exchange for Endeavor Manager Units. Endeavor Manager then in turn contributed such net proceeds to Endeavor Operating Company in exchange for Endeavor Operating Company Units.

Upon the IPO, the 2021 Incentive Award Plan became effective with an initial reserve of 21,700,000 shares of Class A common stock. In addition, the following significant equity-based compensation items occurred: (i) 9,400,353 restricted stock units and stock options were granted to certain directors, employees and other service providers under the 2021 Incentive Award Plan; (ii) modification of certain pre-IPO equity-based awards were made primarily to remove certain forfeiture and discretionary call terms; (iii) the third Zuffa equity value threshold was achieved under the Zuffa future incentive award and the Company granted 520,834 restricted stock units to our Chief Executive Officer (“CEO”); (iv) our CEO was granted 2,333,334 time-vested restricted stock units as well as a performance-based award with a metric based on the increase in our share price; and (v) our Executive Chairman was granted a performance-based award with a metric based on the increase in our share price. The Company is currently assessing the accounting treatment for these items and will record the necessary equity-based compensation charges in the three months ended June 30, 2021, which in the aggregate is expected to be material.

4.	SUBSEQUENT EVENTS
Subsequent events were evaluated through March 31, 2021, which is the date the financial statements were available for issuance.